Cover	Oct. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2023
Entity File Number	001-38112
Entity Registrant Name	REVIV3 PROCARE COMPANY
Entity Central Index Key	0001718500
Entity Tax Identification Number	43-1985966
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	901 Fremont Avenue
Entity Address, Address Line Two	Unit 158
Entity Address, City or Town	Alhambra
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91803
City Area Code	(888)
Local Phone Number	638-8883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false